Capital structure and financial items - Change in working capital - Change in working capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Inventories	kr (1,085)	kr (895)	kr (1,305)
Trade receivables	(12,909)	(2,822)	(2,126)
Other receivables and prepayments	(469)	(419)	(1,190)
Trade payables	3,153	(641)	(398)
Other liabilities	2,595	1,274	1,202
Adjustment for payables related to non-current assets	(15)	879	295
Adjustment related to acquisition of businesses	(1,409)	0	0
Adjustment related to divestment of Group companies	0	0	(42)
Change in working capital including exchange rate adjustments	(10,139)	(2,624)	(3,564)
Exchange rate adjustments	1,483	(1,729)	176
Cash flow change in working capital	kr (8,656)	kr (4,353)	kr (3,388)